Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of Contractual Amount of Off-Balance-Sheet Financial Instruments
The contractual amount of off-balance-sheet financial instruments as of December 31, 2025 and 2024 was as follows:

	December 31,
(dollars in thousands)	2025	2024
Commitments to extend credit	$335,244	$305,811
Standby letters of credit	88,457	141,807
Total	$423,701	$447,618